Revenues, Revenue from Services (Details) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Abstract]
Revenue from services	$ 1,174,376	$ 1,174,376	$ 0	$ 0
Germany [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	850,942
The Netherlands [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	102,799
China (Hong Kong) [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	112,528
Singapore [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	39,121
Panama [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	67,174
Colombia [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	1,812
Ship Management [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	838,809
Management Services [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	309,259
Transaction Services [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	212
Other Revenue [Member]
Disaggregation of Revenue [Abstract]
Revenue from services	$ 26,096